Bonds and financing - Schedule of bonds and financing maturities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonds and financing
Current bonds and financing	R$ 93,779	R$ 281,491
Total non-current liabilities	749,217	549,735
Total bonds and financing	R$ 842,996	R$ 831,226	R$ 793,341
Percentage of non-current bonds and financing	88.90%	66.10%
Percentage of bonds and financing	100.00%	100.00%
2023 [member]
Bonds and financing
Current bonds and financing	R$ 93,779	R$ 281,491
Total bonds and financing	R$ 93,779
Percentage of current bonds and financing	11.10%	33.90%
2024 [member]
Bonds and financing
Total non-current liabilities	R$ 499,217	R$ 51,063
Total bonds and financing	R$ 499,217
Percentage of non-current bonds and financing	59.20%	6.10%
2025 [member]
Bonds and financing
Total non-current liabilities	R$ 250,000	R$ 498,672
Percentage of non-current bonds and financing	29.70%	60.00%